BALANCE SHEET COMPONENTS	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEET COMPONENTS	BALANCE SHEET COMPONENTS
Property and equipment, net
Property and equipment, net, consist of the following as of December 31, 2023 and 2022 (in thousands):

	December 31,	December 31,
	2023	2022
Computer and software	$66,495	$37,517
Equipment	843	765
Leasehold improvements	949	922
Property and equipment, gross	68,287	39,204
Less: accumulated depreciation and amortization	(26,730)	(7,541)
Property and equipment, net	$41,557	$31,663
The Company capitalized $28.1 million, $29.4 million and $4.0 million, of internally developed costs during the year ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and December 31, 2022, internally developed software costs balances, included in property and equipment, net, are $38.9 million and $28.2 million, respectively.
Depreciation and amortization expense was $19.1 million, $6.3 million and $0.8 million for the year ended December 31, 2023, 2022 and 2021, respectively.
During each of the year ended December 31, 2023, 2022 and 2021, the Company wrote off certain internally developed software, and reported $2.5 million, $3.2 million, $0.0 million, respectively, of impairment loss in the statements of operations. No impairment losses related to property and equipment were recorded during the year ended December 31, 2023, 2022 and 2021.
Prepaid and other current assets
Prepaid and other current assets, consist of the following as of December 31, 2023 and 2022 (in thousands):

	December 31,	December 31,
	2023	2022
Prepaid expenses	$6,715	$7,092
Related party receivables	7,896	18,783
Other current assets	3,423	1,383
Total Prepaid expenses and other current assets	$18,034	$27,258

Accrued expenses and other liabilities
Accrued expenses and other liabilities consist of the following as of December 31, 2023 and 2022 (in thousands):

	December 31,	December 31,
	2023	2022
Employee payables	$10,353	$14,482
Other short-term liabilities	18,209	35,014
Total accrued expenses and other liabilities	$28,562	$49,496